DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2013
Shanghai JIDI Network Technology Co., Ltd.
Summarized Selected Financial Information for Divested Business

Summarized financial information for discontinued operations of JIDI and Shanghai JIDI are as follows:

(in US$ thousands)	2011	2012	2013
Revenue	$29	$100	$—

Loss from discontinued operations before tax	$(4,240)	$(2,521)	$(318)
Income tax expense	—	—	—

Loss from discontinued operations	$(4,240)	$(2,521)	$(318)

Infocomm Asia Holdings Pte Ltd
Summarized Selected Financial Information for Divested Business

Considering the uncertainty as to the collectability of the remaining three installments, we had deferred the disposal gain of $211 thousand against the consideration installments receivable of $2,250 thousand as of December 31, 2012. The deferred gain was determined as follows:

(In US$ thousand)	Amount
The fair value of consideration received and receivable, net of any transaction costs, plus	$3,000
The fair value of the 20% retained noncontrolling investment in IAH at the date of deconsolidation	—

3,000

The carrying amount (credit balance) of IAHGames at the date of deconsolidation	(14,536)
Net receivables due to GigaMedia from IAHGames waived upon the closing of the sale	17,542
Other comprehensive income component of equity related to IAHGames at the date of the deconsolidation	(217)

2,789

Deferred gain on deconsolidation of IAH	$211